Property, Plant And Equipment (Narrative) (Details) - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment [Line Items]
Depreciation expense		$ 20,277	$ 20,285	$ 20,083
Video | Communications
Property, Plant and Equipment [Line Items]
Impairment charge recorded	$ 7,255
Video | Communications | Property, Plant and Equipment
Property, Plant and Equipment [Line Items]
Impairment charge recorded	$ 1,681
Copper Network Assets
Property, Plant and Equipment [Line Items]
Noncash pre-tax charge to abandon copper assets			1,290
Software
Property, Plant and Equipment [Line Items]
Depreciation expense		$ 3,483	$ 3,313	$ 3,092